Schedule of investments
Delaware Tax–Free Oregon Fund	September 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.09%
Education Revenue Bonds — 10.13%
Oregon Health & Science University Revenue
Series A 4.00% 7/1/44	600,000	$ 542,238
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project) Series A 144A 5.00% 6/15/39 #	1,000,000	850,590
(Willamette University Projects) Series A 4.00% 10/1/51	500,000	394,675
University of Oregon General Revenue
Series A 3.50% 4/1/52 (BAM)	1,000,000	778,110
Series A 5.00% 4/1/45	1,000,000	1,019,800
		3,585,413
Electric Revenue Bonds — 3.21%
Guam Power Authority Revenue
Series A 5.00% 10/1/41	270,000	270,319
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	240,000	184,200
Series TT 5.00% 7/1/32 ‡	380,000	283,100
Series XX 5.25% 7/1/40 ‡	535,000	398,575
		1,136,194
Healthcare Revenue Bonds — 19.55%
Clackamas County Hospital Facility Authority
(Rose Villa Project) Series A 5.375% 11/15/55	500,000	439,080
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella At South Waterfront Project) Series A 5.40% 10/1/44	900,000	872,964
Oregon Health & Science University
Series A 4.00% 7/1/51	620,000	538,296
Oregon State Facilities Authority Revenue
(Providence Health & Services) Series C 5.00% 10/1/45	1,650,000	1,642,921
(Samaritan Health Services Project) Series A 5.00% 10/1/40	750,000	740,610
Salem Hospital Facility Authority
(Salem Health Projects)
Series A 4.00% 5/15/41	870,000	767,740
Series A 4.00% 5/15/49	500,000	420,775
Series A 5.00% 5/15/39	375,000	375,503
Union County Hospital Facility Authority
(Grande Ronde Hospital Project) 5.00% 7/1/47	500,000	472,360
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Schedule of investments
Delaware Tax–Free Oregon Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Yamhill County Hospital Authority
(Friendsview) Series A 5.00% 11/15/56	840,000	$ 653,890
		6,924,139
Housing Revenue Bonds — 1.62%
Home Forward Multifamily Housing Revenue
(Gretchen Kafoury Commons) 5.00% 1/1/29	565,000	572,853
		572,853
Local General Obligation Bonds — 26.26%
Boardman, Oregon
2.125% 6/15/45 (BAM)	500,000	301,875
Clackamas County School District No. 12 North Clackamas
Series B 5.00% 6/15/37	1,500,000	1,575,960
Columbia County School District No. 502
5.00% 6/15/36	575,000	601,600
Linn County Community School District No. 9 Lebanon
5.50% 6/15/27 (NATL)	1,000,000	1,095,820
Newport, Oregon
Series B 0.00% 6/1/29 (AGC) ^	1,225,000	945,198
Portland, Oregon Revenue
(Portland Building Project) Series B 5.00% 6/15/34	1,000,000	1,076,290
Redmond, Oregon
Series B-1 5.00% 6/1/38	1,000,000	1,066,040
Salem-Keizer School District No 24J
5.00% 6/15/33	1,000,000	1,075,160
Series B 5.00% 6/15/30	525,000	583,222
Washington County Oregon School District No. 15 Forest Grove
Series B 0.00% 6/15/23 ^	1,000,000	977,490
		9,298,655
Pre-Refunded Bonds — 5.31%
Marion County School District No. 103 Woodburn
5.00% 6/1/30-25 §	300,000	328,176
5.00% 6/15/35-25 §	500,000	522,295
Umatilla County Oregon School District No. 16R Pendleton
Series A 5.00% 6/15/33-24 §	1,000,000	1,030,540
		1,881,011
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds — 15.43%
Commonwealth of Puerto Rico
2.281% 11/1/51 •	1,112,885	$ 408,985
Oregon State Department Administrative Services Lottery Revenue
Series A 5.00% 4/1/35	1,000,000	1,030,550
Series A 5.00% 4/1/41	580,000	620,948
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.216% 7/1/51 ^	458,000	75,130
Series A-1 5.387% 7/1/46 ^	1,175,000	266,361
(Restructured)
Series A-1 4.75% 7/1/53	2,165,000	1,854,452
Series A-2 4.329% 7/1/40	550,000	476,449
Tri-County Metropolitan Transportation District of Oregon
Series A 4.00% 9/1/41	795,000	731,925
		5,464,800
State General Obligation Bonds — 8.37%
Commonwealth of Puerto Rico
Series C 2.943% 11/1/43 •	442,765	221,936
(Restructured)
Series A-1 2.017% 7/1/33 ^	88,931	49,171
Series A-1 4.00% 7/1/37	53,310	43,884
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	1,483,128	1,305,153
Oregon State
Series F 5.00% 8/1/43	275,000	292,061
(Article XI-Q State Projects) Series A 5.00% 5/1/44	1,000,000	1,049,630
		2,961,835
Transportation Revenue Bonds — 6.75%
Oregon Department of Transportation State
Series A 5.00% 11/15/39	290,000	308,363
Port of Portland Oregon Airport Revenue
5.00% 7/1/42 (AMT)	1,100,000	1,099,934
Series 28 4.00% 7/1/47 (AMT)	555,000	467,127

(Portland International Airport) 5.00% 7/1/31	500,000	515,045
		2,390,469
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Schedule of investments
Delaware Tax–Free Oregon Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds — 1.46%
Hermiston, Oregon Water & Sewer System Revenue
5.00% 11/1/34 (AGM)	500,000	$ 517,830
		517,830
Total Municipal Bonds (cost $36,968,663)		34,733,199

Short-Term Investments — 0.56%
Variable Rate Demand Note — 0.56%¤
Oregon State Facilities Authority Revenue
(PeaceHealth) Series B 2.75% 8/1/34 (LOC - TD Bank N.A.)	200,000	200,000
Total Short-Term Investments (cost $200,000)		200,000
Total Value of Securities—98.65% (cost $37,168,663)		34,933,199

Receivables and Other Assets Net of Liabilities—1.35%		478,126
Net Assets Applicable to 3,020,282 Shares Outstanding—100.00%		$35,411,325
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $850,590, which represents 2.40% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
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(Unaudited)
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of September 30, 2022.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar
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